Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table provides information regarding “Compensation Actually Paid” (“CAP”) to our NEOs as determined and defined under SEC rules and does not reflect compensation actually earned, realized or received by them. The Corebridge Compensation and Management Development Committee did not consider this information in making its pay decisions for 2024.

Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO(1) ($)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs(1) ($)	Value of Initial Fixed $100 Investment based on:(2)		Net Income ($ Millions)(3)	Normalized ROAE(4)
					CRBG TSR ($)	Peer Group TSR ($)
2024	7,810,797	12,903,410	3,274,727	4,482,113	176.40	151.20	2,203	13.2%
2023	8,632,097	12,115,440	3,981,082	4,248,724	123.50	119.23	1,036	12.0%
2022	8,881,597	14,151,089	4,261,914	4,107,460	99.03	109.12	8,479	11.1%

(1)
This table presents pay versus performance information for 2022 for Kevin Hogan (“CEO”) and Elias Habayeb, Terri Fiedler, Sabra Purtill, Todd Solash, Robert Scheinerman and Geoffrey Cornell (the “Other NEOs”), and 2023 for Kevin Hogan (“CEO”) and Elias Habayeb, Lisa Longino, Terri Fiedler, Jonathan Novak and Constance Hunter (the “Other NEOs”), and 2024 for Kevin Hogan (“CEO”) and Elias Habayeb, Lisa Longino, Terri Fiedler, and Jonathan Novak (the “Other NEOs”). CAP for 2022 was calculated based on the change in value from AIG equity pre-IPO on 12/31/2021 for Corebridge awards through 12/31/2022. AIG equity remained valued using AIG share prices on both dates. CAP for 2023 was calculated based on the change in value from AIG equity pre-IPO on 12/31/2022 for Corebridge awards through 12/31/2023. Corebridge equity awards remained valued using Corebridge prices on both dates. AIG equity awards remained valued using AIG share prices on both dates. CAP for 2024 reflects the following adjustments to the applicable amounts in the Summary Compensation Table (“SCT”):

	CEO ($)	Average of Other NEOs ($)
2024 Total Reported in SCT	7,810,797	3,274,727
Less value of stock and option awards reported in SCT	(4,042,117)	(1,267,525)
Less change in Pension Value in 2024	—	(372)
Plus year-end value of awards granted in 2024 that were unvested and outstanding as of 12/31/2024(a)	5,233,151	1,754,368
Plus change in fair value of prior year awards that were unvested and outstanding as of 12/31/2024(b)	3,535,136	554,951
Plus change in fair value of prior year awards that vested in 2024(c)	366,443	165,964
Plus value of awards granted in 2024 that vested in 2024	—	—
Compensation Actually Paid for 2024	12,903,410	4,482,113

(a)	December 31, 2024 fair value of Corebridge RSUs and Corebridge Options was calculated based on the closing Corebridge stock price on that date.
(b)
December 31, 2024 fair value of Corebridge RSUs and Corebridge Options was calculated based on the closing stock price on that date. December 31, 2024 fair value of AIG PSUs and AIG RSUs was calculated based on the closing AIG stock price on that date.

(c)	Change in fair value for awards that vested in 2024 was calculated based on the closing price on the vesting date.
(2)
The Peer Group TSR uses the S&P 500 Insurance Index, which we also use in the stock performance graph included in our 2024 Annual Report. The comparison assumes $100 was invested for the period starting September 15, 2022, the IPO date, through the end of the listed year for purposes of calculating the cumulative TSR of the Company and the S&P 500 Insurance Index over the measurement period. Historical stock performance is not necessarily indicative of future stock performance.

(3)	Net Income is derived from our Audited Consolidated Financial Statements.
(4)
We determined Normalized ROAE to be the most important financial performance measure used to link Company performance to CAP in 2024. Normalized ROAE is a non-GAAP financial measure. For more information on this measure, see Appendix A.

Company Selected Measure Name	Normalized ROAE
Named Executive Officers, Footnote
(1)
This table presents pay versus performance information for 2022 for Kevin Hogan (“CEO”) and Elias Habayeb, Terri Fiedler, Sabra Purtill, Todd Solash, Robert Scheinerman and Geoffrey Cornell (the “Other NEOs”), and 2023 for Kevin Hogan (“CEO”) and Elias Habayeb, Lisa Longino, Terri Fiedler, Jonathan Novak and Constance Hunter (the “Other NEOs”), and 2024 for Kevin Hogan (“CEO”) and Elias Habayeb, Lisa Longino, Terri Fiedler, and Jonathan Novak (the “Other NEOs”). CAP for 2022 was calculated based on the change in value from AIG equity pre-IPO on 12/31/2021 for Corebridge awards through 12/31/2022. AIG equity remained valued using AIG share prices on both dates. CAP for 2023 was calculated based on the change in value from AIG equity pre-IPO on 12/31/2022 for Corebridge awards through 12/31/2023. Corebridge equity awards remained valued using Corebridge prices on both dates. AIG equity awards remained valued using AIG share prices on both dates. CAP for 2024 reflects the following adjustments to the applicable amounts in the Summary Compensation Table (“SCT”):

Peer Group Issuers, Footnote
(2)
The Peer Group TSR uses the S&P 500 Insurance Index, which we also use in the stock performance graph included in our 2024 Annual Report. The comparison assumes $100 was invested for the period starting September 15, 2022, the IPO date, through the end of the listed year for purposes of calculating the cumulative TSR of the Company and the S&P 500 Insurance Index over the measurement period. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 7,810,797	$ 8,632,097	$ 8,881,597
PEO Actually Paid Compensation Amount	$ 12,903,410	12,115,440	14,151,089
Adjustment To PEO Compensation, Footnote
(1)
This table presents pay versus performance information for 2022 for Kevin Hogan (“CEO”) and Elias Habayeb, Terri Fiedler, Sabra Purtill, Todd Solash, Robert Scheinerman and Geoffrey Cornell (the “Other NEOs”), and 2023 for Kevin Hogan (“CEO”) and Elias Habayeb, Lisa Longino, Terri Fiedler, Jonathan Novak and Constance Hunter (the “Other NEOs”), and 2024 for Kevin Hogan (“CEO”) and Elias Habayeb, Lisa Longino, Terri Fiedler, and Jonathan Novak (the “Other NEOs”). CAP for 2022 was calculated based on the change in value from AIG equity pre-IPO on 12/31/2021 for Corebridge awards through 12/31/2022. AIG equity remained valued using AIG share prices on both dates. CAP for 2023 was calculated based on the change in value from AIG equity pre-IPO on 12/31/2022 for Corebridge awards through 12/31/2023. Corebridge equity awards remained valued using Corebridge prices on both dates. AIG equity awards remained valued using AIG share prices on both dates. CAP for 2024 reflects the following adjustments to the applicable amounts in the Summary Compensation Table (“SCT”):

	CEO ($)	Average of Other NEOs ($)
2024 Total Reported in SCT	7,810,797	3,274,727
Less value of stock and option awards reported in SCT	(4,042,117)	(1,267,525)
Less change in Pension Value in 2024	—	(372)
Plus year-end value of awards granted in 2024 that were unvested and outstanding as of 12/31/2024(a)	5,233,151	1,754,368
Plus change in fair value of prior year awards that were unvested and outstanding as of 12/31/2024(b)	3,535,136	554,951
Plus change in fair value of prior year awards that vested in 2024(c)	366,443	165,964
Plus value of awards granted in 2024 that vested in 2024	—	—
Compensation Actually Paid for 2024	12,903,410	4,482,113

(a)	December 31, 2024 fair value of Corebridge RSUs and Corebridge Options was calculated based on the closing Corebridge stock price on that date.
(b)
December 31, 2024 fair value of Corebridge RSUs and Corebridge Options was calculated based on the closing stock price on that date. December 31, 2024 fair value of AIG PSUs and AIG RSUs was calculated based on the closing AIG stock price on that date.

(c)	Change in fair value for awards that vested in 2024 was calculated based on the closing price on the vesting date.

Non-PEO NEO Average Total Compensation Amount	$ 3,274,727	3,981,082	4,261,914
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,482,113	4,248,724	4,107,460
Adjustment to Non-PEO NEO Compensation Footnote
(1)
This table presents pay versus performance information for 2022 for Kevin Hogan (“CEO”) and Elias Habayeb, Terri Fiedler, Sabra Purtill, Todd Solash, Robert Scheinerman and Geoffrey Cornell (the “Other NEOs”), and 2023 for Kevin Hogan (“CEO”) and Elias Habayeb, Lisa Longino, Terri Fiedler, Jonathan Novak and Constance Hunter (the “Other NEOs”), and 2024 for Kevin Hogan (“CEO”) and Elias Habayeb, Lisa Longino, Terri Fiedler, and Jonathan Novak (the “Other NEOs”). CAP for 2022 was calculated based on the change in value from AIG equity pre-IPO on 12/31/2021 for Corebridge awards through 12/31/2022. AIG equity remained valued using AIG share prices on both dates. CAP for 2023 was calculated based on the change in value from AIG equity pre-IPO on 12/31/2022 for Corebridge awards through 12/31/2023. Corebridge equity awards remained valued using Corebridge prices on both dates. AIG equity awards remained valued using AIG share prices on both dates. CAP for 2024 reflects the following adjustments to the applicable amounts in the Summary Compensation Table (“SCT”):

	CEO ($)	Average of Other NEOs ($)
2024 Total Reported in SCT	7,810,797	3,274,727
Less value of stock and option awards reported in SCT	(4,042,117)	(1,267,525)
Less change in Pension Value in 2024	—	(372)
Plus year-end value of awards granted in 2024 that were unvested and outstanding as of 12/31/2024(a)	5,233,151	1,754,368
Plus change in fair value of prior year awards that were unvested and outstanding as of 12/31/2024(b)	3,535,136	554,951
Plus change in fair value of prior year awards that vested in 2024(c)	366,443	165,964
Plus value of awards granted in 2024 that vested in 2024	—	—
Compensation Actually Paid for 2024	12,903,410	4,482,113

(a)	December 31, 2024 fair value of Corebridge RSUs and Corebridge Options was calculated based on the closing Corebridge stock price on that date.
(b)
December 31, 2024 fair value of Corebridge RSUs and Corebridge Options was calculated based on the closing stock price on that date. December 31, 2024 fair value of AIG PSUs and AIG RSUs was calculated based on the closing AIG stock price on that date.

(c)	Change in fair value for awards that vested in 2024 was calculated based on the closing price on the vesting date.

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and TSR(1)
(1)	TSR on the graph begins on Corebridge’s IPO date whereas CAP begins as of the prior fiscal year end.

Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid and Normalized ROAE
Total Shareholder Return Vs Peer Group	Relationship Between Compensation Actually Paid and TSR(1)
(1)	TSR on the graph begins on Corebridge’s IPO date whereas CAP begins as of the prior fiscal year end.

Tabular List, Table
Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to be the most important in linking CAP to our NEOs for 2024 to Company performance. The measures in these tables are not ranked.
Certain of these measures are non-GAAP financial measures. For more information on non-GAAP measures, see Appendix A.

CEO		Other NEOs
•	Normalized ROAE	•	Normalized ROAE
•	Normalized GOE	•	Normalized GOE
•	Normalized Operating EPS	•	Normalized Operating EPS
•	Adjusted AYCR excl. CATs
•	Cumulative AIG Diluted Operating EPS (AATI) Growth
•	TSR

Total Shareholder Return Amount	$ 176.4	123.5	99.03
Peer Group Total Shareholder Return Amount	$ 151.2	$ 119.23	$ 109.12
Company Selected Measure Amount	0.132	0.12	0.111
PEO Name	Kevin Hogan	Kevin Hogan	Kevin Hogan
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 2,203,000,000	$ 1,036,000,000	$ 8,479,000,000
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description
(4)
We determined Normalized ROAE to be the most important financial performance measure used to link Company performance to CAP in 2024. Normalized ROAE is a non-GAAP financial measure. For more information on this measure, see Appendix A.

PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Normalized ROAE
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Normalized GOE
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	Normalized Operating EPS
PEO | Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted AYCR excl. CATs
PEO | Measure:: 5
Pay vs Performance Disclosure
Name	Cumulative AIG Diluted Operating EPS (AATI) Growth
PEO | Measure:: 6
Pay vs Performance Disclosure
Name	TSR
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,042,117)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,233,151
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,535,136
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 366,443
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Normalized ROAE
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Normalized GOE
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Normalized Operating EPS
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (372)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,267,525)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,754,368
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	554,951
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 165,964